Note 8 - Income Taxes (Details) - Reconciliation of the Federal Statutory Rate to the Company’s Effective Tax Rate	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of the Federal Statutory Rate to the Company’s Effective Tax Rate [Abstract]
Deferred Taxes Resulting from REIT Election and Pending Reinvestment of Condemnation Proceeds	[1]	38.40%
		38.40%

[1]	The company has no effective tax rate as it incurred alternative minimum taxes but has a book loss and has not recorded a deferred tax asset for the alternative minimum tax.